Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 85.6	$ 133.8
Trade and other receivables, net	802.0	1,175.1
Income taxes recoverable	96.0	86.0
Prepaid expenses and other assets	180.6	300.7
Current assets	1,164.2	1,695.6
Property and equipment, net	7,324.3	7,851.7
Intangible assets, net	1,757.0	2,833.2
Investments accounted for using the equity method	1,898.0	344.4
Other long-term assets	256.8	207.4
Deferred income tax assets	0.0	209.3
Goodwill	6,894.9	8,065.8
Non-current assets	18,131.0	19,511.8
Total assets	19,295.2	21,207.4
Liabilities
Accounts payable and accrued liabilities	1,888.3	1,880.2
Income taxes payable	5.7	0.0
Long-term debt	0.0	1,146.5
Lease obligations	59.9	69.4
Due to related party	0.0	2.9
Landfill closure and post-closure obligations	44.0	51.7
Current liabilities	1,997.9	3,150.7
Long-term debt	7,422.6	8,853.0
Lease obligations	450.6	477.2
Other long-term liabilities	34.5	41.6
Deferred income tax liabilities	777.7	464.5
Landfill closure and post-closure obligations	1,126.5	998.7
Non-current liabilities	9,811.9	10,835.0
Total liabilities	11,809.8	13,985.7
Shareholders' equity
Share capital	7,008.4	9,938.0
Contributed surplus	205.7	151.3
Retained earnings (deficit)	229.5	(3,573.5)
Accumulated other comprehensive (loss) income	(140.8)	462.6
Total GFL Environmental Inc.'s shareholders' equity	7,302.8	6,978.4
Non-controlling interests	182.6	243.3
Total shareholders' equity	7,485.4	7,221.7
Total liabilities and shareholders' equity	$ 19,295.2	$ 21,207.4